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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-6352

                              ING Series Fund, Inc.
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               (Address of principal executive offices) (Zip code)

 The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:   October 31

Date of reporting period:  April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

                                          INTERNATIONAL EQUITY FUND
                                          ING International Growth Fund
April 30, 2003

                                    [PHOTO]



                                                                     [LION LOGO]
                                                                      ING FUNDS

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

            President's Letter ..........................     1
            Portfolio Managers' Report ..................     2
            Index Descriptions ..........................     4
            Statement of Assets and Liabilities .........     5
            Statement of Operations .....................     7
            Statements of Changes in Net Assets .........     8
            Financial Highlights ........................     9
            Notes to Financial Statements ...............    12
            Portfolio of Investments ....................    19
            Director and Officer Information ............    22

                              PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO OF JAMES HENNESSY]

Dear Shareholder,

It would be an understatement to refer to this past year as a challenging one for investors. There have been many events on the geopolitical front and numerous economic challenges that have tested investor resilience.

We are now in a period of one of the longest economic downturns in U.S. history. Although few of us will take much comfort in the fact that we have coped with a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future, preferring to see the positives that have emerged in the wake of recent difficulties. For instance, the quick actions on the part of the financial industry and government regulators that followed a string of recent corporate scandals may have helped regain investor trust and the tough new accounting standards now in place should help permanently improve our industry.

Although I do not wish to be premature in my enthusiasm, I do believe that the gradual market upturn of recent months supports ING Funds' long-held philosophy that it is important to remain focused on long-term investment goals and maintain reasonable expectations.

In recent months, we at ING Funds have made some changes to some of our fund management teams. We have also entered into new relationships with respected sub-advisers and are launching several new mutual funds. We have implemented improvements to our website that make it more accessible to investors and financial advisors alike.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
June 15, 2003

ING INTERNATIONAL GROWTH FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Team of equity investment specialists, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING International Growth Fund (the "Fund") seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.

MARKET OVERVIEW: The six-month period under review was marked by increasing uncertainty, leading up to the Iraqi war, as well as a renewed slowdown of global economic growth. Optimism at the beginning of the review period gave way to strong selling pressure in global equity markets from December through mid-March. Consequently, the Pan-European markets registered a six-year low in March, while the Japanese market fell to levels last seen in 1983. Hong Kong and Singapore were also weak, with markets testing the ranges reached in the wake of the Asian debt crisis in 1998. While softer, the resource-intense Australasian markets held up relatively well. For U.S. investors, the damage was mitigated by a sharp decline of the U.S. dollar against the Continental European and Australian currencies.

Once it became clear that the U.S. was going to invade Iraq, global markets with the notable exception of Japan, staged a strong recovery. This recovery was more muted in Hong Kong and Singapore, which were affected by the outbreak of the Severe Acute Respiratory Syndrome ("SARS") virus. The MSCI EAFE Index benchmark, aided by the weak dollar, eked out a marginal 2% total return for the six-month period, which compares to a 3.9% return for the S&P 500 Index. Developed Asia/Australasia and Pan-European markets returned 5.5% and 4.4%, respectively, while the Japanese benchmark component returned -6.9%.

After a tepid economic recovery for most of 2002, eurozone growth weakened markedly in the fourth quarter of 2002, with Continental Europe now on the verge of a renewed recession. We believe that disappointing export growth and faltering consumer demand, partly the result of inadequate fiscal and monetary stimulus, have effectively short-circuited the nascent economic recovery. While the European Central Bank did reduce the benchmark Repo rate by 0.75% to 2.5% during the review period, this easing is widely interpreted as being too little too late. The constraints of the European "Growth and Stability Pact" allow virtually no room for a meaningful contracyclical stimulus. Rigid labor markets and other structural impediments, especially in Germany (Europe's largest economy) are an additional negative for capital investment. In our view, this leaves the European economy overly dependent on its export sector to generate growth at a time when its competitive position has deteriorated due to the stronger euro.

In Japan, domestic demand improved in the course of 2002, but here too renewed weakness was evident. After a prolonged period of disinflation, the economy appeared to be heading for price stability but recent trends suggest this objective may yet again be delayed. The Asia-Pacific region was the notable exception to the global slowdown, but here, albeit likely temporary, countering the SARS virus may be currently curtailing economic activity. These risks were, however, largely discounted by the markets, which were in aggregate attractively valued by mid-March. The lifting of the Iraqi cloud of uncertainty consequently set the stage for the sharp recovery in the final weeks of the review period. In April, in particular, buying activity reflected increasing confidence in an economic rebound in the second half of this year. We believe that the continued market weakness in Japan was essentially the result of forced selling by Japanese financial institutions and pension funds in contrast to the usual March end of fiscal year rally.

PERFORMANCE: For the six-month period ended April 30, 2003, the Fund's Class I shares provided a total return of -0.75%, underperforming its benchmark, the MSCI EAFE Index, which returned 2.04% over the same period.

PORTFOLIO SPECIFICS: The performance of the Fund should be assessed against the backdrop of international markets, which, barring short interludes, continued to emphasize defensive and value-type stocks. Our "Growth at a Reasonable Price" strategy was out of favor during the review period as earnings growth expectations measured integrally with valuations were factors overpowered by fear and, at times, intense selling pressure of blue-chips as long-term investors abandoned the equity markets. The Fund's emphasis on companies that we view as well-capitalized quality investments was also disadvantageous in the final weeks as investors rotated aggressively into stocks that we believe are of lesser quality.

For the period as a whole, allocation to regions (Pan-Europe, Japan and Developed Asia/Australasia) was confined to a narrow band around their respective market weights, resulting in a neutral contribution to relative performance. The sector allocation outcome was marginally negative, due to underweights in materials and consumer staples and an overweight in energy. This was partly offset by an overweight in telecommunications services, the best performing sector during the review period.

The Fund's emphasis on large-capitalization stocks was the dominant negative factor. Pan-Europe, constituting more than 70% of the benchmark, posted the largest negative contribution. In Japan, the negative contribution was largely the result of an emphasis on blue-chip, export-oriented and relatively large-capitalization stocks that were subject to intensive selling pressure due to domestic technical reasons. Stock selection in Developed Asia/Australasia generated a small positive contribution. Stock selection contributed positively in the telecommunications services and information technology sectors. Large-cap holdings in the consumer discretionary, industrial, financial and health care sectors accounted for the bulk of the performance shortfall.

At the stock level, the largest positive contributors were British cellular telephone operator Vodafone

Portfolio Managers' Report                         ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

(representative of a strong European telecom stock recovery) and Australian food producer Goodman Fielder, which succumbed to a hostile takeover by Burns Philip, a New Zealand rival. The biggest negative contributor was Dutch food and dietary supplement producer Numico following operational problems at its U.S. unit. Ito-Yokado, a large Japanese supermarket chain, was impacted by unexpectedly high restructuring costs. Pearson, a large British publisher, underperformed due to the disproportionate impact of a declining U.S. dollar.

MARKET OUTLOOK: In our view the end of the war in Iraq has, at least temporarily, reduced geopolitical risks. Markets are now refocusing on the economic outlook and earnings. We believe that the economic outlook remains problematic, however, as it remains doubtful whether this post-war phase will give a strong impulse to consumer spending or capital investment. European earnings are probably in a bottoming process, but the declining U.S. dollar may restrict a meaningful recovery. Demand growth rather than cost-cutting is required for a sustainable earnings increase. In Japan, there is speculation that the Bank of Japan could introduce direct measures to support the equity market.

Despite the recent recovery, international stock markets remain somewhat undervalued versus bonds. We believe that in the short term, speculation on the timing of the elusive economic recovery will likely dominate sentiment. However, further dollar weakness may impede the expected economic and earnings recovery in Europe and Japan. On balance, while the international markets could be stuck in a trading range in the coming months, in our view the probability is high that the mid-March trough represents a major cyclical market bottom. We believe markets should strengthen in the second half of this year as expectations for an economic and earnings recovery become more concrete. Given the interim risks, we deem it premature to adopt an unequivocal pro cyclical recovery stance at this stage, but our process is moving the Fund slowly in this direction.

                                               AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED APRIL 30, 2003
                            --------------------------------------------------------------------------------------------------------
                                                               SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                                  OF CLASS A        OF CLASS B        OF CLASS C       OF CLASS O
                            1 YEAR       5 YEARS    10 YEARS       04/15/94          03/01/99          06/30/98         08/01/01
                            ------       -------    --------       --------          --------          --------         --------
Including Sales Charge:
  Class A(1)                -29.41%      -10.88%        --          -0.05%                --                --               --
  Class B(2)                -29.29%          --         --             --             -12.20%               --               --
  Class C(3)                -26.24%          --         --             --                 --            -10.94%              --
  Class I                   -24.94%       -9.55%      2.60%            --                 --                --               --
  Class O                   -24.87%          --         --             --                 --                --           -22.41%
Excluding Sales Charge:
  Class A                   -25.07%       -9.81%        --           0.61%                --                --               --
  Class B                   -25.56%          --         --             --             -11.88%               --               --
  Class C                   -25.50%          --         --             --                 --            -10.94%              --
  Class I                   -24.94%       -9.55%      2.60%            --                 --                --               --
  Class O                   -24.87%          --         --             --                 --                --           -22.41%
MSCI EAFE Index             -15.92%       -5.23%      2.29%          1.23%(4)          -6.53%            -5.47%(5)       -12.07%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING International Growth Fund against the MSCI EAFE Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/94.

(5)  Since inception performance for the index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in growth-oriented foreign equities. Sensitivity to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities.

In addition, the Fund may engage in frequent or active trading of portfolio securities, and higher portfolio turnover involves greater expenses to the Fund and could have an adverse impact on performance.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The MSCI EAFE INDEX is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

                               Index is unmanaged.
                An investor cannot invest directly in an index.

      STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value*                                       $  60,062,466
Short-term investments, at amortized cost                                     13,419,000
Cash                                                                             854,614
Foreign currencies at value**                                                    842,525
Receivables:
  Fund shares sold                                                             3,974,214
  Dividends and interest                                                         344,714
  Other                                                                           39,906
Prepaid expenses                                                                  40,350
Reimbursement due from manager                                                    46,309
                                                                           -------------
  Total assets                                                                79,624,098
                                                                           -------------
LIABILITIES:
Payable for investment securities purchased                                    8,706,840
Payable for fund shares redeemed                                               3,695,143
Payable for futures variation margin                                               7,250
Payable to affiliates                                                             56,588
Payable for director fees                                                            776
Other accrued expenses and liabilities                                           142,687
                                                                           -------------
  Total liabilities                                                           12,609,284
                                                                           -------------
NET ASSETS                                                                 $  67,014,814
                                                                           =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                            $ 143,109,209
Undistributed net investment income                                               28,827
Accumulated net realized loss on investments and foreign currencies          (72,532,476)
Net unrealized depreciation of investments and foreign currencies             (3,590,746)
                                                                           -------------
NET ASSETS                                                                 $  67,014,814
                                                                           =============

* Cost of securities                                                       $  63,679,191
** Cost of foreign currencies                                              $     824,592

                See Acccompanying Notes to Financial Statements

--------------------------------------------------------------------------------

CLASS A:
Net assets                                                         $  42,275,634
Shares authorized                                                    200,000,000
Par value                                                          $       0.001
Shares outstanding                                                     7,880,503
Net asset value and redemption price per share                     $        5.36
Maximum offering price per share (5.75%)(1)                        $        5.69
CLASS B:
Net assets                                                         $   1,425,867
Shares authorized                                                    200,000,000
Par value                                                          $       0.001
Shares outstanding                                                       270,492
Net asset value and redemption price per share(2)                  $        5.27
Maximum offering price per share                                   $        5.27
CLASS C:
Net assets                                                         $   1,038,866
Shares authorized                                                    200,000,000
Par value                                                          $       0.001
Shares outstanding                                                       197,417
Net asset value and redemption price per share(2)                  $        5.26
Maximum offering price per share                                   $        5.26
CLASS I:
Net assets                                                         $  20,507,294
Shares authorized                                                    200,000,000
Par value                                                          $       0.001
Shares outstanding                                                     3,795,557
Net asset value and redemption price per share                     $        5.40
Maximum offering price per share                                   $        5.40
CLASS O:
Net assets                                                         $   1,767,153
Shares authorized                                                    200,000,000
Par value                                                          $       0.001
Shares outstanding                                                       328,477
Net asset value and redemption price per share                     $        5.38
Maximum offering price per share                                   $        5.38

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                See Acccompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends, net of foreign taxes*                                                 $    542,288
Interest                                                                               26,336
Other                                                                                   1,286
                                                                                 ------------
  Total investment income                                                             569,910
                                                                                 ------------
EXPENSES:
Investment advisory and management fees                                               240,680
Distribution and service fees:
  Class A                                                                              45,317
  Class B                                                                               3,372
  Class C                                                                               3,992
  Class I                                                                                 --
  Class O                                                                               1,600
Transfer agent fees:
  Class A                                                                              49,176
  Class B                                                                               1,225
  Class C                                                                               1,460
  Class I                                                                              23,210
  Class O                                                                               1,742
Administrative service fees                                                            25,107
Custody and accounting expense                                                        100,514
Shareholder reporting expense                                                          29,227
Registration fees                                                                      37,209
Professional fees                                                                      19,788
Director fees                                                                           1,448
Miscellaneous expense                                                                   3,559
                                                                                 ------------
                                                                                      588,626
Less:
  Net waived and reimbursed fees                                                      156,901
                                                                                 ------------
  Total expenses                                                                      431,725
                                                                                 ------------
Net investment income                                                                 138,185
                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized loss on investments                                                   (1,463,396)
Net realized gain on foreign currencies                                               766,521
Net change in unrealized depreciation of investments and foreign currencies         1,070,284
                                                                                 ------------
  Net realized and unrealized gain on investments and foreign currencies              373,409
                                                                                 ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    511,594
                                                                                 ============

* Foreign taxes                                                                  $     74,258

                See Acccompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS           YEAR
                                                                                          ENDED             ENDED
                                                                                        APRIL 30,        OCTOBER 31,
                                                                                           2003             2002
                                                                                      -------------    -------------
FROM OPERATIONS:
Net investment income (loss)                                                          $     138,185    $    (107,022)
Net realized loss on investments and foreign currencies                                    (696,875)     (16,813,188)
Net change in unrealized depreciation of investments and foreign currencies               1,070,284          342,096
                                                                                      -------------    -------------
  Net increase (decrease) in net assets resulting from operations                           511,594      (16,578,114)
                                                                                      -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                                   (35,542)              --
  Class I                                                                                   (70,808)              --
  Class O                                                                                    (3,008)              --
                                                                                      -------------    -------------
Total distributions                                                                        (109,358)              --
                                                                                      -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                        165,059,474      377,455,871
Dividends reinvested                                                                        105,354               --
                                                                                      -------------    -------------
                                                                                        165,164,828      377,455,871
Cost of shares redeemed                                                                (154,976,212)    (388,267,322)
                                                                                      -------------    -------------
Net increase (decrease) in net assets resulting from capital share transactions          10,188,616      (10,811,451)
                                                                                      -------------    -------------
Net increase (decrease) in net assets                                                    10,590,852      (27,389,565)
NET ASSETS:
Beginning of period                                                                      56,423,962       83,813,527
                                                                                      -------------    -------------
End of period                                                                         $  67,014,814    $  56,423,962
                                                                                      =============    =============
Undistributed net investment income at end of period                                  $      28,827    $          --
                                                                                      =============    =============

                See Acccompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH FUND (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                            -------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                  YEAR ENDED OCTOBER 31,
                                                             APRIL 30,  -------------------------------------------------
                                                               2003     2002(5)     2001      2000       1999       1998
                                                              ------    ------     ------    ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $     5.42      7.27      13.50     13.74      11.83      13.57
 Income (loss) from investment operations:
 Net investment income (loss)                             $     0.00+    (0.01)     (0.04)    (0.06)     (0.02)*    (0.02)*
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                   $    (0.05)    (1.84)     (4.15)     1.39       3.08       1.05
 Total from investment operations                              (0.05)    (1.85)     (4.19)     1.33       3.06       1.03
 Less distributions from:
 Net investment income                                    $     0.01        --         --        --       0.55       0.31
 Net realized gains on investments                        $       --        --       2.04      1.57       0.60       2.46
 Total distributions                                      $     0.01        --       2.04      1.57       1.15       2.77
 Net asset value, end of period                           $     5.36      5.42       7.27     13.50      13.74      11.83
 TOTAL RETURN(2):                                         %    (1.02)   (25.45)    (35.60)     8.80      27.76       9.76

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $   42,276    36,737     52,392    83,245     35,098     15,078
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)              %     1.57      1.61       1.60      1.49       1.60       1.82
 Gross expenses prior to expense reimbursement            %     2.13      1.83       1.60      1.49       1.78       2.01
 Net investment income (loss) after expense
 reimbursement(4)                                         %     0.43     (0.19)     (0.39)    (0.55)     (0.16)     (0.19)
 Portfolio turnover rate                                  %       31       299        222       182        176        153

                                                                                   CLASS B
                                                            ----------------------------------------------------
                                                            SIX MONTHS                                  MARCH 1,
                                                               ENDED      YEAR ENDED OCTOBER 31,      1999(1) TO
                                                             APRIL 30,  ---------------------------   OCTOBER 31,
                                                               2003     2002(5)     2001      2000       1999
                                                              ------    ------     ------    ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $     5.34      7.22      13.42     13.69      11.70
 Income (loss) from investment operations:
 Net investment income (loss)                             $     0.00*+   (0.06)     (0.10)    (0.05)     (0.08)*
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                   $    (0.07)    (1.82)     (4.13)     1.29       2.07
 Total from investment operations                         $    (0.07)    (1.88)     (4.23)     1.24       1.99
 Less distributions from:
 Net realized gains on investments                        $       --        --       1.97      1.51         --
 Total distributions                                      $       --        --       1.97      1.51         --
 Net asset value, end of period                           $     5.27      5.34       7.22     13.42      13.69
 TOTAL RETURN(2):                                         %    (1.31)   (26.04)    (36.10)     8.15      17.01

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $    1,426       829      1,069     1,617        225
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)           %     2.35      2.35       2.35      2.24       2.35
 Gross expenses prior to expense reimbursement(3)         %     2.91      2.59       2.35      2.24       2.53
 Net investment loss after expense reimbursement(3)(4)    %    (0.28)    (0.91)     (1.14)    (1.30)     (0.91)
 Portfolio turnover rate                                  %       31       299        222       182        176

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Effective March 1, 2002, ING Investments, LLC became the Investment Manager of the Fund, concurrently Aeltus Investment Management, Inc. was appointed as Sub-Adviser.
* Per share data calculated using average number of shares outstanding throughout the period.
+    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH FUND (UNAUDITED) (CONTINUED)       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS C
                                                            ----------------------------------------------------------------
                                                            SIX MONTHS                                            JUNE 30,
                                                               ENDED            YEAR ENDED OCTOBER 31,           1998(1) TO
                                                             APRIL 30,  --------------------------------------   OCTOBER 31,
                                                               2003     2002(5)     2001      2000       1999       1998
                                                              ------    ------     ------    ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $      5.33      7.19      13.39     13.68      11.85      13.29
 Income (loss) from investment operations:
 Net investment income (loss)                            $      0.02*    (0.21)    (0.17)     (0.05)     (0.12)*    (0.03)*
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                  $     (0.09)    (1.65)    (4.06)      1.27       3.10      (1.41)
 Total from investment operations                        $     (0.07)    (1.86)    (4.23)      1.22       2.98      (1.44)
 Less distributions from:
 Net investment income                                   $        --        --         --        --       0.55         --
 Net realized gains on investments                       $        --        --       1.97      1.51       0.60         --
 Total distributions                                     $        --        --       1.97      1.51       1.15         --
 Net asset value, end of period                          $      5.26      5.33       7.19     13.39      13.68      11.85
 TOTAL RETURN(2):                                        %     (1.31)   (25.87)    (36.08)     7.91      27.01     (10.84)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $     1,039       905      2,557     8,187      1,359        156
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)          %      2.32      2.36       2.35      2.24       2.35       2.36
 Gross expenses prior to expense reimbursement(3)        %      2.88      2.57       2.35      2.24       2.53       2.55
 Net investment loss after expense reimbursement(3)(4)   %     (0.20)    (1.03)     (1.14)    (1.30)     (0.91)     (0.73)
 Portfolio turnover rate                                 %        31       299        222       182        176        153

                                                                                       CLASS I
                                                            -------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                  YEAR ENDED OCTOBER 31,
                                                             APRIL 30,  -------------------------------------------------
                                                               2003     2002(5)     2001      2000       1999       1998
                                                              ------    ------     ------    ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $            5.46      7.32      13.57     13.78      11.87      13.65
 Income (loss) from investment operations:
 Net investment income (loss)                      $            0.04      0.00*+    (0.01)    (0.09)      0.01*      0.02*
 Net realized and unrealized gain (loss)
 on investments and foreign currencies             $           (0.08)    (1.86)*    (4.17)     1.47       3.09       1.06
 Total from investment operations                  $           (0.04)    (1.86)     (4.18)     1.38       3.10       1.08
 Less distributions from:
 Net investment income                             $            0.02        --         --        --       0.59       0.40
 Net realized gains on investments                 $              --        --       2.07      1.59       0.60       2.46
 Total distributions                               $            0.02        --       2.07      1.59       1.19       2.86
 Net asset value, end of period                    $            5.40      5.46       7.32     13.57      13.78      11.87
 TOTAL RETURN(2):                                  %           (0.75)   (25.41)    (35.47)     9.16      28.10      10.22

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $          20,507    17,098     27,777    46,655     42,605     34,556
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)    %            1.32      1.36       1.35      1.24       1.35       1.48
 Gross expenses prior to expense reimbursement(3)  %            1.88      1.58       1.35      1.24       1.53       1.67
 Net investment income (loss) after
 expense reimbursement(3)(4)                       %            0.70      0.04      (0.14)    (0.30)      0.09       0.15
 Portfolio turnover rate                           %              31       299        222       182        176        153

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Effective March 1, 2002, ING Investments, LLC became the Investment Manager of the Fund and Aeltus Investment Management was appointed as Sub-Adviser.
* Per share data calculated using average number of shares outstanding throughout the period.
+    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH FUND (UNAUDITED) (CONTINUED)       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         CLASS O
                                                     ------------------------------------------
                                                     SIX MONTHS        YEAR          AUGUST 1,
                                                       ENDED           ENDED        2001(1) TO
                                                      APRIL 30,     OCTOBER 31,     OCTOBER 31,
                                                        2003          2002(5)          2001
                                                       ------         ------          ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $          5.45           7.28            8.41
 Income (loss) from investment operations:
 Net investment income (loss)                $          0.00 +         0.01*          (0.01)
 Net realized and unrealized gain (loss)
 on investments and foreign currencies       $         (0.06)         (1.84)*         (1.12)
 Total from investment operations            $         (0.06)         (1.83)          (1.13)
 Less distributions from:
 Net investment income                       $          0.01             --              --
 Total distributions                         $          0.01             --              --
 Net asset value, end of period              $          5.38           5.45            7.28
 TOTAL RETURN(2):                            %         (1.02)        (25.14)         (13.44)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $         1,767            854              18
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                         %          1.59           1.61            1.60
 Gross expenses prior to expense
 reimbursement(3)                            %          2.15           1.98            1.60
 Net investment income (loss) after
 expense reimbursement(3)(4)                 %          0.51           0.17           (0.39)
 Portfolio turnover rate                     %            31            299             222

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Effective March 1, 2002, ING Investments, LLC became the Investment Manager of the Fund and Aeltus Investment Management was appointed as Sub-Adviser.
* Per share data calculated using average number of shares outstanding throughout the period.
+    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate investment series, which comprise the company. One Series, ING International Growth Fund ("Fund") is included in this report.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Distributions from realized gains are allocated to each class pro rata based on the total shares outstanding on the ex-dividend date. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On January 1, 2002, the Fund changed its principal underwriter from Aeltus Capital, Inc. ("ACI") to ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.). On March 1, 2002, ING Investments, LLC ("ING Investments") replaced Aeltus Investment Management, Inc. ("Aeltus"), as the investment adviser to the Fund. ING Investments has engaged Aeltus to serve as the subadviser to the Fund effective March 1, 2002. ING Funds Distributor, LLC, ING Investments and Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. ("ING") ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors ("Board"). Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is

--------------------------------------------------------------------------------

     recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund

--------------------------------------------------------------------------------

     records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on ex-date. The Fund pays dividends and capital gains, if any, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Fund, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax. The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. The Fund has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government Securities.

J. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. DELAYED DELIVERY TRANSACTION. The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended April 30, 2003, the cost of purchases and sales of securities, excluding short-term securities, were as follows:

                             PURCHASES       SALES
                             ---------       -----
                            $21,551,723   $16,220,516

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments, LLC ("the Manager", the "Investment Manager" or the "Adviser"), an indirect wholly-owned subsidiary of ING Groep N.V. The investment management agreement compensates the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.850% for the first $250 million; 0.800% on next $250 million; 0.775% on next $250 million; 0.750% on next $1.25 billion and 0.700% in excess of $2 billion.

The Manager has entered into a subadvisory agreement with Aeltus. Subject to such policies as the Board or the Manager may determine, Aeltus manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

Pursuant to the Administrative Services Agreement effective May 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments, LLC has entered into a Service Agreement with ING Life Insurance and Annuity Company (ILIAC), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Fund that purchased their shares through ILIAC. In exchange for these services, ING Investments, LLC pays ILIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For the six months ended April 30, 2003, ING Investments, LLC paid ILIAC $36,604.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

           CLASS A     CLASS B     CLASS C     CLASS I     CLASS O
           -------     -------     -------     -------     -------
            0.25%       1.00%       1.00%        N/A        0.25%

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Fund's class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the six-month period ended April 30, 2003, the Distributor earned the following amounts in sales charges:

                           CLASS A     CLASS B    CLASS C
                            SHARES      SHARES     SHARES
                            ------      ------     ------
Initial sales charges      $   387       N/A          N/A
Contingent deferred
  sales charges            $18,893       $ 0       $2,252

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At April 30, 2003, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

                                               ACCRUED
             ACCRUED                         SHAREHOLDER
           INVESTMENT         ACCRUED        SERVICES AND
           MANAGEMENT     ADMINISTRATIVE     DISTRIBUTION
              FEES             FEES              FEES          TOTAL
              ----             ----              ----          -----
            $42,995           $4,047            $9,546        $56,588

The Fund has adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- EXPENSE LIMITATIONS

Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreement with the Fund whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

           CLASS A     CLASS B     CLASS C     CLASS I     CLASS O
           -------     -------     -------     -------     -------
            1.60%       2.35%       2.35%       1.35%       1.60%

The Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations of the Fund.

As of April 30, 2003, the cumulative amount of reimbursed fees that are subject to possible recoupment by the Manager is $328,044.

NOTE 8 -- LINE OF CREDIT

The Fund included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to:(1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Fund and (3) enable the Fund and such other funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At April 30, 2003, the Fund did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                            CLASS A SHARES                    CLASS B SHARES
                                                     ------------------------------    ------------------------------
                                                       SIX MONTHS         YEAR           SIX MONTHS         YEAR
                                                         ENDED           ENDED             ENDED           ENDED
                                                        APRIL 30,      OCTOBER 31,        APRIL 30,      OCTOBER 31,
                                                          2003            2002              2003            2002
                                                     -------------    -------------    -------------    -------------
ING INTERNATIONAL GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                             20,344,537       37,922,722          198,848           65,058
Shares issued as reinvestment of dividends                   6,199               --               --               --
Shares redeemed                                        (19,242,744)     (38,355,721)         (83,644)         (57,920)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding            1,107,922         (432,999)         115,204            7,138
                                                     =============    =============    =============    =============
ING INTERNATIONAL GROWTH FUND ($)
Shares sold                                          $ 106,430,245    $ 249,063,491    $   1,016,503    $     393,256
Shares issued as reinvestment of dividends                  34,341               --               --               --
Shares redeemed                                       (101,143,934)    (255,172,604)        (428,281)        (335,536)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease)                              $   5,320,652    $  (6,109,113)   $     588,222    $      57,720
                                                     =============    =============    =============    =============


                                                            CLASS C SHARES                     CLASS I SHARES
                                                     ------------------------------    ------------------------------
                                                       SIX MONTHS         YEAR           SIX MONTHS         YEAR
                                                         ENDED           ENDED             ENDED           ENDED
                                                        APRIL 30,      OCTOBER 31,        APRIL 30,      OCTOBER 31,
                                                          2003            2002              2003            2002
                                                     -------------    -------------    -------------    -------------
ING INTERNATIONAL GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                207,762          349,414       10,004,134       18,328,824
Shares issued as reinvestment of dividends                      --               --           12,225               --
Shares redeemed                                           (180,012)        (535,304)      (9,349,820)     (18,993,395)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding               27,750         (185,890)         666,539         (664,571)
                                                     =============    =============    =============    =============
ING INTERNATIONAL GROWTH FUND ($)
Shares sold                                          $   1,118,918    $   2,485,090    $  52,833,497    $ 123,994,874
Shares issued as reinvestment of dividends                      --               --           68,096               --
Shares redeemed                                           (966,743)      (3,829,894)     (49,673,706)    (128,416,797)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease)                              $     152,175    $  (1,344,804)   $   3,227,887    $  (4,421,923)
                                                     =============    =============    =============    =============


                                                            CLASS O SHARES
                                                     ------------------------------
                                                       SIX MONTHS         YEAR
                                                         ENDED           ENDED
                                                        APRIL 30,      OCTOBER 31,
                                                          2003            2002
                                                     -------------    -------------
ING INTERNATIONAL GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                676,003          246,301
Shares issued as reinvestment of dividends                     524               --
Shares redeemed                                           (504,942)         (91,942)
                                                     -------------    -------------
Net increase in shares outstanding                         171,585          154,359
                                                     =============    =============
ING INTERNATIONAL GROWTH FUND ($)
Shares sold                                          $   3,660,311    $   1,519,160
Shares issued as reinvestment of dividends                   2,917               --
Shares redeemed                                         (2,763,548)        (512,491)
                                                     -------------    -------------
Net increase                                         $     899,680    $   1,006,669
                                                     =============    =============

--------------------------------------------------------------------------------

NOTE 10 -- FEDERAL INCOME TAXES

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for six months ended April 30, 2003 were as follows:

                                             LONG-TERM
                    ORDINARY INCOME        CAPITAL GAINS
                    ---------------        -------------
                       $109,358               $    --

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs, wash sales and other temporary or permanent differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at October 31, 2002:

                          AMOUNT         EXPIRATION DATES
                          ------         ----------------
                      $ 68,282,885          2008-2009

NOTE 11 -- SUBSEQUENT EVENT

CHANGE IN FUND'S AUDITORS. PricewaterhouseCoopers, LLP ("PwC") served as independent auditors for the Fund. On May 28, 2003 the Fund's Board dismissed PwC and selected KPMG LLP ("KPMG") as independent auditors for the Fund for the fiscal year ending October 31, 2003 upon the recommendation of the Fund's Audit Committee. During the two most recent fiscal years and through May 28, 2003, there was no disagreement with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to PwC's satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement.

The audit report of PwC on the financial statements of the Fund as of and for the year ended October 31, 2002 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

ING
International
Growth
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 89.6%
                AUSTRALIA: 4.8%
     90,400     Amcor Ltd.                                         $    469,928
     57,900     Australia & New Zealand Banking Group Ltd.              675,491
    126,900     BHP Billiton Ltd.                                       717,616
    277,900     Macquarie Infrastructure Group                          571,935
     39,300     National Australia Bank Ltd.                            798,984
                                                                   ------------
                TOTAL AUSTRALIA                                       3,233,954
                                                                   ------------
                BELGIUM: 1.9%
     28,400     Dexia                                                   325,502
     37,500     Fortis                                                  629,424
     12,800     Interbrew                                               285,696
                                                                   ------------
                TOTAL BELGIUM                                         1,240,622
                                                                   ------------
                FINLAND: 2.0%
     67,000     Nokia OYJ ADR                                         1,110,190
     18,700     Stora Enso OYJ                                          203,266
                                                                   ------------
                TOTAL FINLAND                                         1,313,456
                                                                   ------------
                FRANCE: 9.4%
     33,300     Alcatel SA                                              272,775
     13,000     Aventis SA                                              660,259
     13,300     AXA                                                     202,011
     14,700     BNP Paribas                                             690,003
      6,700     Cap Gemini SA                                           208,464
     12,100     Carrefour SA                                            526,235
     16,900     France Telecom                                          390,410
      2,600     Groupe Danone                                           367,923
      8,600     LVMH Moet Hennessy Louis Vuitton SA                     375,266
      6,800     Schneider Electric SA                                   321,917
      5,100     Societe Generale                                        311,900
     11,900     Suez SA                                                 193,761
     11,922     Total Fina Elf SA                                     1,563,332
     11,500     Vivendi Universal SA                                    187,376
                                                                   ------------
                TOTAL FRANCE                                          6,271,632
                                                                   ------------
                GERMANY: 7.1%
      2,350     Allianz AG                                              166,142
      7,000     BASF AG                                                 312,246
     15,000     Bayer AG                                                273,699
     12,100     Bayerische Motoren Werke AG                             403,353
      9,500     Deutsche Bank AG                                        491,297
     33,200     Deutsche Telekom AG                                     443,873
     16,900     E.ON AG                                                 808,923
     33,600     Infineon Technologies AG                                249,359
      2,400     Muenchener Rueckversicherungs AG                        239,717
      3,800     SAP AG                                                  389,305
     11,000     Siemens AG                                              548,369
     17,200     ThyssenKrupp AG                                         176,212
      8,000     Volkswagen AG                                           281,232
                                                                   ------------
                TOTAL GERMANY                                         4,783,727
                                                                   ------------
                HONG KONG: 2.0%
     71,000     Cheung Kong Holdings Ltd.                               392,368
     75,000     Hutchison Whampoa Ltd.                                  417,359
    492,000     Li & Fung Ltd.                                          551,990
                                                                   ------------
                TOTAL HONG KONG                                       1,361,717
                                                                   ------------
                IRELAND: 0.8%
     27,700     Bank of Ireland                                         338,500
     13,300     CRH PLC                                                 204,237
                                                                   ------------
                TOTAL IRELAND                                           542,737
                                                                   ------------
                ITALY: 4.2%
     23,400     Assicurazioni Generali S.p.A.                           537,696
     69,900     Enel S.p.A.                                             418,125
     35,700     ENI-Ente Nazionale Idrocarburi S.p.A.                   508,772
    112,600     Telecom Italia S.p.A.                                   919,843
    103,800     UniCredito Italiano S.p.A.                              454,096
                                                                   ------------
                TOTAL ITALY                                           2,838,532
                                                                   ------------
                JAPAN: 17.5%
     20,000     Ajinomoto Co., Inc.                                     202,918
     14,000     Bridgestone Corp.                                       158,829
     15,000     Canon, Inc.                                             606,238
      9,700     Chubu Electric Power Co., Inc.                          195,204
      8,100     Credit Saison Co. Ltd.                                  152,478
     28,000     Dai Nippon Printing Co. Ltd.                            271,877
         83     East Japan Railway Co.                                  375,818
      9,000     Fuji Photo Film Co. Ltd.                                229,415
     24,000     Fujitsu Ltd.                                             67,013
      9,100     Hitachi Information Systems Ltd.                        171,684
     57,000     Hitachi Ltd.                                            190,223
      9,100     Honda Motor Co. Ltd.                                    301,400
     19,000     Ito-Yokado Co. Ltd.                                     446,881
      1,700     Jafco Co. Ltd.                                           61,437
     89,000     Kajima Corp.                                            189,552
     13,000     Kao Corp.                                               237,087
      1,190     Keyence Corp.                                           191,282
     23,000     Kikkoman Corp.                                          143,292
      3,500     Kyocera Corp.                                           170,803
     44,000     Matsushita Electric Industrial Co. Ltd.                 350,495
         44     Millea Holdings, Inc.                                   285,561
     78,000     Mitsubishi Heavy Industries Ltd.                        173,319
         67     Mitsubishi Tokyo Financial Group, Inc.                  226,966
     47,000     Mitsui & Co. Ltd.                                       222,665
      2,200     Nintendo Co. Ltd.                                       171,927
    254,000     Nippon Steel Corp.                                      283,263
        107     Nippon Telegraph & Telephone Corp.                      375,029
     42,500     Nissan Motor Co. Ltd.                                   326,073
     32,000     Nomura Holdings, Inc.                                   316,887
        204     NTT DoCoMo, Inc.                                        420,795
        400     Obic Co. Ltd.                                            61,043
      2,400     ORIX Corp.                                              109,676
      2,900     Rohm Co. Ltd.                                           298,851
      4,000     Secom Co. Ltd.                                           93,242
     20,000     Sharp Corp.                                             209,626
     13,100     Shin-Etsu Chemical Co. Ltd.                             392,143
      8,600     Sony Corp.                                              209,123
         63     Sumitomo Mitsui Financial Group, Inc.                    98,784
     18,400     Takeda Chemical Industries Ltd.                         674,224

                 See Accompanying Notes to Financial Statements

ING
International
Growth
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
                      JAPAN (CONTINUED)
     31,000           Tanabe Seiyaku Co. Ltd.                      $    203,790
      3,700           TDK Corp.                                         128,442
     17,500           Tohoku Electric Power Co., Inc.                   278,656
      4,300           Tokyo Electron Ltd.                               161,169
    128,000           Tokyo Gas Co. Ltd.                                416,435
     14,000           Tostem Inax Holding Corp.                         149,321
     33,000           Toyota Motor Corp.                                747,107
                                                                   ------------
                      TOTAL JAPAN                                    11,748,043
                                                                   ------------
                      NETHERLANDS: 6.4%
     22,448           Aegon NV                                          228,223
     24,100     @     ASML Holding NV                                   208,172
     17,300           Koninklijke Philips Electronics NV                321,844
     51,300           Royal Dutch Petroleum Co.                       2,098,242
     29,900     @     Royal KPN NV                                      198,876
     17,700           TPG NV                                            276,150
     15,500           Unilever NV ADR                                   976,472
                                                                   ------------
                      TOTAL NETHERLANDS                               4,307,979
                                                                   ------------
                      SINGAPORE: 0.3%
     37,000           DBS Group Holdings Ltd.                           181,291
                                                                   ------------
                      TOTAL SINGAPORE                                   181,291
                                                                   ------------
                      SPAIN: 3.7%
     72,400           Banco Bilbao Vizcaya Argentaria SA                728,802
      9,400           Banco Popular Espanol                             455,703
     19,700           Endesa SA                                         279,432
     19,100           Iberdrola SA                                      307,584
     10,300           Inditex SA                                        205,297
     43,790     @     Telefonica SA                                     484,298
                                                                   ------------
                      TOTAL SPAIN                                     2,461,116
                                                                   ------------
                      SWEDEN: 0.3%
    223,700           Telefonaktiebolaget LM
                      Ericsson                                          203,744
                                                                   ------------
                      TOTAL SWEDEN                                      203,744
                                                                   ------------
                      SWITZERLAND: 8.6%
     24,350           Credit Suisse Group                               581,685
      1,095           Holcim Ltd.                                       205,469
      4,840           Nestle SA                                         986,699
     37,950           Novartis AG                                     1,496,959
     11,500           Roche Holding AG                                  731,733
      7,700           Swiss Reinsurance                                 503,001
     15,050           UBS AG                                            714,051
      5,332           Zurich Financial Services AG                      562,174
                                                                   ------------
                      TOTAL SWITZERLAND                               5,781,771
                                                                   ------------
                      UNITED KINGDOM: 20.6%
     29,300           Anglo American PLC                                419,585
     22,900           AstraZeneca PLC                                   898,528
     51,700           Aviva PLC                                         363,570
     64,100           BG Group PLC                                      256,376
    286,520           BP PLC                                          1,815,695
     58,000           Compass Group PLC                                 266,972
     43,800           Diageo PLC                                        485,823
     39,300           GlaxoSmithKline PLC ADR                         1,592,436
     39,800           HBOS PLC                                          466,264
    122,400           HSBC Holdings PLC                               1,341,015
     66,101           Lloyds TSB Group PLC                              434,733
     40,500           Marks & Spencer Group PLC                         188,685
     88,162           National Grid Transco PLC                         579,119
     45,600           Pearson PLC                                       380,070
     40,300           Reed Elsevier PLC                                 321,403
     45,073           Royal Bank of Scotland Group PLC                1,182,142
     20,700           Scottish & Southern Energy PLC                    212,729
    101,100           Tesco PLC                                         319,934
  1,044,365           Vodafone Group PLC                              2,061,408
     28,900           WPP Group PLC                                     205,658
                                                                   ------------
                      TOTAL UNITED KINGDOM                           13,792,145
                                                                   ------------
                      Total Common Stock
                        (Cost $63,679,191)                           60,062,466
                                                                   ------------
Principal
 Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 20.0%
$13,419,000     S     Federal Home Loan Bank Discount
                        Note, 0.422%, due 05/01/03                   13,419,000
                                                                   ------------
                      Total Short-Term Investments
                        (Cost $13,419,000)                           13,419,000
                                                                   ------------
                      TOTAL INVESTMENTS IN SECURITIES
                        (COST $ 77,098,191)*             109.6%    $ 73,481,466
                      OTHER ASSETS AND LIABILITIES        (9.6)      (6,466,652)
                                                         -----     ------------
                      NET ASSETS                         100.0%    $ 67,014,814
                                                         =====     ============

@    Non-income producing security

ADR  American Depository Receipt

PLC  Public Limited Company

S    Segregated security for futures contracts held at April 30, 2003.

* Cost for federal income tax purposes is the same as for financial statement purposes.

     Net unrealized depreciation consists of:
               Gross Unrealized Appreciation             $ 2,273,375
               Gross Unrealized Depreciation              (5,890,100)
                                                         -----------
               Net Unrealized Depreciation               $(3,616,725)
                                                         ===========

Information concerning open futures contracts at April 30, 2003 is shown below:

                        No. of         Notional      Expiration    Unrealized
                       Contracts     Market Value       Date       Gain/(Loss)
                       ---------     ------------       ----       -----------
Dow Jones Euro-Stoxx      146         $3,336,247       Jun-03       $(8,548)
FTSE 100 Index             34          2,126,344       Jun-03          (312)
Swiss Market Index         26            869,926       Jun-03          3664
Tokyo Price Index          54          3,570,267       Jun-03        (2,054)
                                      ----------                    -------
                                      $9,902,783                    $(7,250)
                                      ==========                    =======

                 See Accompanying Notes to Financial Statements

ING
International
Growth
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                         Percentage of
      Industry                             Net Assets
      --------                             ----------
Advertising                                    0.3%
Auto Manufacturers                             3.1%
Auto Parts & Equipment                         0.2%
Banks                                         16.6%
Beverages                                      1.1%
Building Materials                             0.8%
Chemicals                                      1.5%
Commercial Services                            1.3%
Computers                                      0.9%
Cosmetics/Personal Care                        0.3%
Discount Notes                                20.0%
Distribution/Wholesale                         1.2%
Diversified Financial Services                 0.9%
Electric                                       4.6%
Electrical Components & Equipment              0.6%
Electronics                                    1.2%
Engineering & Construction                     0.3%
Food                                           5.3%
Food Service                                   0.4%
Forest Products & Paper                        0.3%
Gas                                            0.6%
Hand/Machine Tools                             0.5%
Holding Companies-Diversified                  1.2%
Home Furnishings                               0.8%
Insurance                                      4.6%
Iron/Steel                                     0.7%
Media                                          1.3%
Mining                                         1.7%
Miscellaneous Manufacturing                    1.4%
Office/Business Equipment                      0.9%
Oil & Gas                                      9.3%
Packaging & Containers                         0.7%
Pharmaceuticals                                9.3%
Real Estate                                    0.6%
Retail                                         1.2%
Semiconductors                                 1.4%
Software                                       0.6%
Telecommunications                            10.2%
Toys/Games/Hobbies                             0.3%
Transportation                                 1.0%
Venture Capital                                0.1%
Water                                          0.3%
Other Assets and Liabilities, Net             -9.6%
                                             -----
NET ASSETS                                   100.0%
                                             =====

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Director and Officers of the Fund is set forth below:

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND          PRINCIPAL          PORFOLIOS IN             OTHER
                                 POSITION(S)   LENGTH OF         OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS            HELD WITH      TIME             DURING THE           OVERSEEN BY            HELD BY
            AND AGE                  FUND      SERVED(1)         PAST FIVE YEARS         DIRECTOR             DIRECTOR
            -------                  ----      ---------         ---------------         --------             --------
INDEPENDENT DIRECTORS

Albert E. DePrince, Jr.            Director   June, 1998    Director, Business and          54                 None
7337 E. Doubletree Ranch Road                 to present    Economic Research
Scottsdale, Arizona 85258                                   Center (1999 to present)
Born: 1941                                                  and Professor of
                                                            Economics and Finance,
                                                            Middle Tennessee State
                                                            University (1991 to
                                                            present).

Maria T. Fighetti                  Director   April, 1994   Associate Commissioner,         54                 None
7337 E. Doubletree Ranch Road                 to present    Contract Management --
Scottsdale, Arizona 85258                                   Health Services for New
Born: 1943                                                  York City Department of
                                                            Mental Health, Mental
                                                            Retardation and Alcohol
                                                            Services (1973 to 2002).

Sidney Koch                        Director   April, 1994   Financial Adviser and           54                 None
7337 E. Doubletree Ranch Road                 to present    Self-Employed (January
Scottsdale, Arizona 85258                                   1993 to present).
Born: 1935

Corine T. Norgaard                 Director   June, 1991    Dean, Barney School of          54        Director/Trustee, Mass
7337 E. Doubletree Ranch Road                 to present    Business, University of                   Mutual Corporate Investors
Scottsdale, Arizona 85258                                   Hartford (August 1996 to                  (April 1997 - Present)
Born: 1937                                                  present).

Edward T. O'Dell                   Director   June, 2002    Formerly,                       54                   None
7337 E. Doubletree Ranch Road                 to present    Partner/Chairman of
Scottsdale, Arizona 85258                                   Financial Service Group,
Born: 1935                                                  Goodwin Proctor LLP
                                                            (June 1966 to September
                                                            2000); Chairman,
                                                            Committee I --
                                                            International Bar
                                                            Association (1995 to
                                                            1999).

Joseph E. Obermeyer(2)             Director   January,      President, Obermeyer &          54                   None
7337 E. Doubletree Ranch Road                 2003 to       Associates, Inc.
Scottsdale, Arizona 85258                     present       (Novemeber 1999 to
Born: 1957                                                  present) and Senior
                                                            Manager, Arthur
                                                            Anderson LLP (1995
                                                            to October 1999).

--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND          PRINCIPAL          PORFOLIOS IN             OTHER
                                 POSITION(S)   LENGTH OF         OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS            HELD WITH      TIME             DURING THE           OVERSEEN BY            HELD BY
            AND AGE                  FUND      SERVED(1)         PAST FIVE YEARS         DIRECTOR             DIRECTOR
            -------                  ----      ---------         ---------------         --------             --------
DIRECTORS WHO ARE "INTERESTED
PERSONS"

J. Scott Fox(3)                    Director   December,     President and Chief             54        Mr. Fox is a Director of IPC
Aeltus Investment                             1997 to       Executive Officer (April                  Financial Network, Inc.
Management, Inc.                              present       2001 to present),                         (January 2001 to present).
10 State House Square                                       Managing Director and
Hartford, Connecticut                                       Chief Operating Officer
Born: 1955                                                  (April 1994 to April
                                                            2001), Chief Financial
                                                            Officer (April 1994 to July
                                                            2001), Aeltus Investment
                                                            Management, Inc.; Executive
                                                            Vice President (April 2001 to
                                                            present), Director, Chief
                                                            Operating Officer (February
                                                            1995 to present), Chief
                                                            Financial Officer, Managing
                                                            Director (February 1995 to
                                                            April 2001), Aeltus Capital,
                                                            Inc; Senior Vice President -
                                                            Operations, Aetna Life
                                                            Insurance and Annuity
                                                            Company, March 1997 to
                                                            December 1997.

--------------------------------------------------------------------------------


                                                TERM OF                                  NUMBER OF
                                               OFFICE AND          PRINCIPAL          PORFOLIOS IN             OTHER
                                 POSITION(S)   LENGTH OF         OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
         NAME, ADDRESS            HELD WITH      TIME             DURING THE           OVERSEEN BY            HELD BY
            AND AGE                  FUND      SERVED(1)         PAST FIVE YEARS         DIRECTOR             DIRECTOR
            -------                  ----      ---------         ---------------         --------             --------
Thomas J. McInerney(4)             Director   April, 2002   Chief Executive Officer,          160     Trustee, GCG Trust (February
ING Worksite Financial Series                 to present    ING U.S. Financial                        2002 - Present); Director,
7337 E. Doubletree Ranch Rd.                                Services (September 2001                  Equitable Life Insurance Co.,
Scottsdale, Arizona 85258                                   to present); General                      Golden American Life
Born: 1956                                                  Manager and Chief                         Insurance Co., Life Insurance
                                                            Executive Officer, ING                    Company of Georgia,
                                                            U.S. Worksite Financial                   Midwestern United Life
                                                            Services (December 2000                   Insurance Co., ReliaStar Life
                                                            to present); Member, ING                  Insurance Co., Security Life
                                                            Americas Executive                        of Denver, Security
                                                            Committee (2001 to                        Connecticut Life Insurance
                                                            present); President, Chief                Co., Southland Life
                                                            Executive Officer and                     Insurance Co., USG Annuity
                                                            Director of Northern Life                 and Life Company, and
                                                            Insurance Company                         United Life and Annuity
                                                            (2001 to present), ING                    Insurance Co. Inc (March
                                                            Aeltus Holding Company,                   2001 - Present); Trustee,
                                                            Inc. (2000 to present),                   Ameribest Life Insurance
                                                            ING Retail Holding                        Co., (2001-2003); Trustee,
                                                            Company (1998 to                          First Columbine Life
                                                            present), ING Life                        Insurance Co., (2001-2002);
                                                            Insurance and Annuity                     Member of the Board,
                                                            Company (1997 to                          National Commission on
                                                            present) and ING                          Retirement Policy,
                                                            Retirement Holdings, Inc.                 Governor's Council on
                                                            (1997 to 2002). Formerly,                 Economic Competitiveness
                                                            General Manager and                       and Technology of
                                                            Chief Executive Officer,                  Connecticut, Connecticut
                                                            ING Worksite Division                     Business and Industry
                                                            (December 2000 to                         Association, Bushnell;
                                                            October 2001), President,                 Connecticut Forum; Metro
                                                            ING-SCI, Inc. (August                     Hartford Chamber of
                                                            1997 to December 2000);                   Commerce; and is Chairman,
                                                            President, Aetna                          Concerned Citizens for
                                                            Financial Services                        Effective Government.
                                                            (August 1997 to
                                                            December 2000); Head of
                                                            National Accounts, Core
                                                            Sales and Marketing,
                                                            Aetna U.S. Healthcare
                                                            (April 1996 to March
                                                            1997);

----------
(1)  Directors serve until their successors are duly elected and qualified.
(2)  Mr. Obermeyer was elected to the Board on January 1, 2003.
(3) Mr. Fox is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.
(4) Mr. McInerney is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act") because of his relationship with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS                  POSITIONS           AND LENGTH OF                     DURING THE
         AND AGE                   HELD WITH FUND         SERVICE(1)                     LAST FIVE YEARS
         -------                   --------------         ----------                     ---------------
OFFICERS:

James M. Hennessy                President, Chief        March 2002         President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.     Executive Officer,      to present         ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258        and Chief                                  Services, LLC, ING Advisors, Inc., ING
Born: 1949                       Operating Officer                          Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C.,
                                                                            Inc. and EAMC Liquidation Corp.
                                                                            (December 2001 - Present); Executive
                                                                            Vice President and Chief Operating
                                                                            Officer and ING Funds Distributor, LLC
                                                                            (June 2000 - Present). Formerly, Executive
                                                                            Vice President and Chief Operating
                                                                            Officer, ING Quantitative Management,
                                                                            Inc. (October 2001 - September 2002),
                                                                            Senior Executive Vice President (June
                                                                            2000 - December 2000) and Secretary
                                                                            (April 1995 - December 2000), ING
                                                                            Capital Corporation, LLC, ING Funds
                                                                            Services, LLC, ING Investments, LLC, ING
                                                                            Advisors, Inc., Express America T.C., Inc.
                                                                            and EAMC Liquidation Corp.; Executive
                                                                            Vice President, ING Capital Corporation,
                                                                            LLC and its affiliates (May 1998 - June
                                                                            2000); and Senior Vice President, ING
                                                                            Capital Corporation, LLC and its affiliates
                                                                            (April 1995 - April 1998).

Stanley D. Vyner                 Executive Vice          March 2002         Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President               to present         Inc. and ING Investments, LLC (July 2000
Scottsdale, Arizona 85258                                                   to present) and Chief Investment Officer
Born: 1950                                                                  of the International Portfolios, ING
                                                                            Investments, LLC (July 1996 to present).
                                                                            Formerly, President and Chief Executive
                                                                            Officer of ING Investments, LLC (August 1996
                                                                            to August 2000).

Michael J. Roland                Executive Vice          March 2002         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President,              to present         Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258        Assistant Secretary                        Services, LLC, ING Funds Distributor, LLC,
Born: 1958                       and                                        ING Advisors, Inc., ING Investments, LLC,
                                 Principal Financial                        Lexington Funds Distributor, Inc., Express
                                 Officer                                    America T.C. Inc. and EAMC Liquidation
                                                                            Corp. (December 2001 to present). Formerly,
                                                                            Executive Vice President, Chief Financial
                                                                            Officer and Treasurer ING Quantitative
                                                                            Management (December 2001 - September 2002),
                                                                            formerly, Senior Vice President, ING Funds
                                                                            Services, LLC, ING Investments, LLC, and ING
                                                                            Funds Distributor, LLC (June 1998 to
                                                                            December 2001) and Chief Financial Officer
                                                                            of Endeavor Group (April 1997 to June 1998).

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS                  POSITIONS           AND LENGTH OF                     DURING THE
         AND AGE                   HELD WITH FUND         SERVICE(1)                     LAST FIVE YEARS
         -------                   --------------         ----------                     ---------------
OFFICERS:

Robert S. Naka                   Senior Vice             March 2002         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and           to present         Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258        Assistant Secretary                        Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                  ING Capital Corporation, LLC ING
                                                                            Investments, LLC, (October 2001to present)
                                                                            and Lexington Funds Distributor, Inc.
                                                                            (December 2001to present). Formerly, Senior
                                                                            Vice President and Assistant Secretary, ING
                                                                            Quantitive Management, INC. (October 2001 -
                                                                            September 2002). Formerly, Vice President,
                                                                            ING Investments, LLC (April 1997 to October
                                                                            1999), ING Funds Services, LLC (February
                                                                            1997 to August 1999) and Assistant Vice
                                                                            President, ING Funds Services, LLC (August
                                                                            1995 to February 1997).

Robyn L. Ichilov                 Vice President and      March 2002         Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer               to present         (October 2001to present) and ING
Scottsdale, Arizona 85258                                                   Investments, LLC (August 1997 to
Born: 1967                                                                  present); Accounting Manager, ING
                                                                            Investments, LLC (November 1995 to present).

Kimberly A. Anderson             Vice President and      March 2002         Vice President and Secretary of ING
7337 E. Doubletree Ranch Rd.     Secretary               to present         Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258                                                   Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                                  Investments, LLC (October 2001to
                                                                            present) and Lexington Funds Distributor,
                                                                            Inc. (December 2001to present). Formerly,
                                                                            Vice President, ING Quantitative Management,
                                                                            Inc. (October 2001 - September 2002).
                                                                            Formerly, Assistant Vice President of ING
                                                                            Funds Services, LLC (November 1999 to
                                                                            January 2001) and has held various other
                                                                            positions with ING Funds Services, LLC for
                                                                            more than the last five years.

Lauren D. Bensinger              Vice President          March 2003 to      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                             present            Officer, ING Funds Distributor, LLC. (July
Scottsdale, Arizona 85258                                                   1995 - Present); Vice President (February
Born: 1954                                                                  1996 - Present) and Chief Compliance
                                                                            Officer (October 2001 - Present) ING
                                                                            Investments, LLC; Vice President and Chief
                                                                            Compliance Officer, ING Advisors, Inc. (July
                                                                            2000 - Present), Vice President and Chief
                                                                            Compliance Officer, ING Quantitative
                                                                            Management, Inc. (July 2000 - September
                                                                            2002), and Vice President, ING Fund
                                                                            Services, LLC (July 1995 - Present).

Maria M. Anderson                Assistant Vice          April 2002         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President               to present         Services, LLC (October 2001to present).
Scottsdale, Arizona 85258                                                   Formerly, Manager of Fund Accounting
Born: 1958                                                                  and Fund Compliance, ING Investments,
                                                                            LLC (September 1999 to November 2001);
                                                                            Section Manager of Fund Accounting, Stein
                                                                            Roe Mutual Funds (July 1998 to August 1999);
                                                                            and Financial Reporting Analyst, Stein Roe
                                                                            Mutual Funds (August 1997 to July 1998).

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS                  POSITIONS           AND LENGTH OF                     DURING THE
         AND AGE                   HELD WITH FUND         SERVICE(1)                     LAST FIVE YEARS
         -------                   --------------         ----------                     ---------------
OFFICERS:

Todd Modic                       Assistant Vice          April 2002         Vice-President of Financial Reporting-
7337 E. Doubletree Ranch Rd.     President               to present         Fund Accounting of ING Funds Services,
Scottsdale, Arizona 85258                                                   LLC (September 2002 to present) Director
Born: 1967                                                                  of Financial Reporting of ING
                                                                            Investments, LLC (March 2001 to September
                                                                            2002). Formerly, Director of Financial
                                                                            Reporting, Axient Communications, Inc. (May
                                                                            2000 to January 2001) and Director of
                                                                            Finance, Rural/Metro Corporation (March 1995
                                                                            to May 2000).

Sue Kinens                       Assistant Vice          March 2003 to      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and           present            Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258        Assistant Secretary                        (December 2002 - Present); and has held
Born: 1976                                                                  various other positions with ING Funds
                                                                            Services, LLC for the last five years.

----------
(1) The officers hold office until the next annual meeting of the Directors and until their successors are duly elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                              DOMESTIC EQUITY VALUE FUNDS
     ING Emerging Countries Fund                       ING Financial Services Fund
     ING International Fund                            ING Large Company Value Fund
     ING International Growth Fund                     ING MagnaCap Fund
     ING International SmallCap Growth Fund            ING Tax Efficient Equity Fund
     ING International Value Fund                      ING Value Opportunity Fund
     ING Precious Metals Fund                          ING SmallCap Value Fund
     ING Russia Fund                                   ING MidCap Value Fund

INTERNATIONAL GLOBAL EQUITY                       DOMESTIC EQUITY AND INCOME FUNDS
     ING Global Real Estate Fund                       ING Equity and Bond Fund
     ING Worldwide Growth Fund                         ING Convertible Fund
                                                       ING Balanced Fund
DOMESTIC EQUITY FUNDS                                  ING Growth and Income Fund
     ING Growth Fund
     ING Growth + Value Fund                      FIXED INCOME FUNDS
     ING Growth Opportunities Fund                     ING Bond Fund
     ING LargeCap Growth Fund                          ING Classic Money Market Fund*
     ING MidCap Opportunities Fund                     ING Government Fund
     ING Small Company Fund                            ING GNMA Income Fund
     ING SmallCap Opportunities Fund                   ING High Yield Opportunity Fund
     ING Technology Fund                               ING High Yield Bond Fund
                                                       ING Intermediate Bond Fund
DOMESTIC EQUITY INDEX FUNDS                            ING Lexington Money Market Trust*
     ING Disciplined LargeCap Fund                     ING National Tax Exempt Bond Fund
     ING Index Plus LargeCap Fund                      ING Money Market Fund*
     ING Index Plus MidCap Fund                        ING Aeltus Money Market Fund*
     ING Index Plus SmallCap Fund                      ING Strategic Bond Fund

                                                  STRATEGIC ALLOCATION FUNDS
                                                       ING Strategic Allocation Growth Fund
                                                       ING Strategic Allocation Balanced Fund
                                                       ING Strategic Allocation Income Fund

                                                  LOAN PARTICIPATION FUNDS
                                                       ING Prime Rate Trust
                                                       ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Brown Brothers Harriman
40 Water Street
Boston, Massachusetts 02109-3661

LEGAL COUNSEL
Goodwin Procter
Exchange Place
53 State Street
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS
                                                            AFINTLSAR0403-062503

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.


By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date July 8, 2003




By /s/ Michael J. Roland
   -------------------------------------
   Michael J. Roland
   Executive Vice President and Chief Financial Officer

Date July 8, 2003